Commitment and contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Statement [Line Items]
First Year	$ 463,476
Vessels shipbuilding contract (Member)
Calculation [Abstract]
Total of Contractual Purchase Obligation	861,006
Statement [Line Items]
First Year	463,476
Second Year	292,130
Third Year	105,400
Total	861,006
Drillship Shipbuilding contract (Member)
Calculation [Abstract]
Total of Contractual Purchase Obligation	1,096,826
Statement [Line Items]
First Year	0
Second Year	1,096,826
Third Year	0
Total	1,096,826
Total Obligations (Member)
Calculation [Abstract]
Total of Contractual Purchase Obligation	1,957,832
Statement [Line Items]
First Year	463,476
Second Year	1,388,956
Third Year	105,400
Total	$ 1,957,832